Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CFGI [Member] | Accounting and Financial Reporting Services [Member]
Related Party Transactions [Abstract]
Related party transaction, expenses incurred	$ 1.0	$ 1.1
Standard General [Member] | Lease Payments for Corporate Headquarters Office Space [Member]
Related Party Transactions [Abstract]
Related party transaction, expenses incurred	$ 0.1